ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of	As of
	June 30, 2025	June 30, 2024

Accounts receivable from third-party customers	$1,395,639	$2,618,019
Less: allowance for credit losses	(93,450)	(348,678)
Total accounts receivable from third-party customers, net	1,302,189	2,269,341
Add: accounts receivable - related parties	12,135	582,182
Total accounts receivable, net	$1,314,324	$2,851,523

Allowance for credit losses amounted to $93,450 and $348,678 as of June 30, 2025 and 2024, respectively.

Approximately $1.1 million (RMB7.8 million) or 77.8% of the accounts receivable balance as of June 30, 2025 from third-party customers has been collected as of August 13, 2025.

In connection with the Company’s long-term investments in equity investees as disclosed in Note 8, the Company sold certain intelligent pet products to related party, Dogness Network Technology Co., Ltd (“Dogness Network”). The outstanding accounts receivable from this related party amounted to $12,135 as of June 30, 2025. (See Note 12).

Allowance for credit losses movement is as follows:

	As of	As of
	June 30, 2025	June 30, 2024

Beginning balance	$348,678	$160,026
(Reversal) allowance for	(258,432)	275,923
Write off	-	(85,823)
Foreign currency translation adjustments	3,204	(1,448)
Ending balance	$93,450	$348,678